FINANCE LEASE 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2013	$ 3,927
2014	3,653
2015	1,757
2016	0
2017	0
Thereafter	0
Total minimum lease revenues	$ 9,337	$ 13,535